Contingent and Deferred Consideration Payable	9 Months Ended
Sep. 30, 2022
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable

10. Contingent and deferred consideration payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2021	$30,815
Payments made during the period	(16,717)
Additions in the period	9,400
Loss on revaluation	7,742
Foreign Exchange	(2,744)
Balance at September 30, 2022	$28,496
Current	$18,180
Non-current	$10,316

During the nine months ended September 30, 2022:

•
The Company paid $16,717 of contingent consideration payable, primarily related to prior period business combinations. The remaining estimated amount of contingent consideration recorded for these business combinations represents the maximum amount of possible payments.
•
The Company recorded additions of $9,400, primarily related to merchant portfolio acquisitions.
•
The Company recorded a $7,742 loss on contingent consideration payable related to a previous acquisition in which the terms of the agreement were modified during the year.

The contingent and deferred consideration of $28,496 is classified as a liability on the unaudited condensed consolidated statement of financial position, of which $10,316 is non-current. This contingent and deferred consideration arose as part of the consideration of merchant buyouts, as well as prior year acquisitions, and is payable in cash subject to the future financial performance of the acquisitions.